-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                 TAX-EXEMPT FUND
                                 ---------------

SEMIANNUAL REPORT

June 30, 1998

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION

                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

----------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1997
----------------------

   For Excellence
         in
 Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------


INVESTMENT ENVIRONMENT
THE ECONOMY
o The first six months of 1998 provided solid economic growth, marked by low inflation and good investment returns. Consumer confidence was high, personal income rose, and interest rates remained stable.

o Favorable economic factors stimulated a boom in the housing market and strong retail sales. Lower energy costs helped keep inflation in check.

o The economic crisis in Southeast Asia raised concerns about U.S. exports and profits at companies with sizable foreign markets.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 17.72% for the six months ended June 30, 1998.(1) Investors preferred large-cap stocks and were willing to pay a premium for potential earnings stability. Small-cap stocks delivered modest gains.

o U.S. Treasury bonds rallied as the yield on the 30-year benchmark fell to 5.6%. Municipal bonds are now at their cheapest level relative to Treasuries since the flat tax political debates of 1996.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended June 30, 1998, Class A shares of Tax-Exempt Fund returned 2.36% [does not reflect sales charge](2). The Fund outperformed the Lipper general municipal debt funds average, which returned 2.26%.

o The Fund emphasized bonds that offer higher yields and structures with the potential to enhance performance if interest rates move lower.

o Sector selection also helped performance. An emphasis on senior health care bonds, which have become more accepted in the market, and transportation bonds were good tactical calls.

CURRENT STRATEGY
o The Fund has been structured to anticipate a slowing economy and possible falling interest rates. We continue to broaden high-yield holdings, following risk-return models and being more selective.

June 30, 1998

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1998)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
-------------------------------------------------------------------------------
                  LIFE OF FUND
                 (since 8/25/86)    10 Years        5 Years           1 Year
-------------------------------------------------------------------------------
Class A               6.85%           7.29%          4.62%              4.39%
-------------------------------------------------------------------------------
Class B               6.92%           7.37%          4.44%              3.37%
-------------------------------------------------------------------------------
Class C               6.92%           7.37%          4.78%              7.38%
-------------------------------------------------------------------------------
Class S               7.37%           7.90%          5.83%              9.47%
-------------------------------------------------------------------------------

                                              TAXABLE
                                             EQUIVALENT
                                               YIELD
                                            (36% federal
                               YIELD        tax bracket)
----------------------------------------------------------
Class A                        4.27%           6.67%
----------------------------------------------------------
Class B                        3.72%           5.81%
----------------------------------------------------------
Class C                        3.72%           5.81%
----------------------------------------------------------
Class S                        4.73%           7.39%
----------------------------------------------------------

Yield is based on net investment income for the 30 days ended June 30, 1998. While a substantial portion of income will be exempt from Federal income tax, investors may be subject to alternative minimum tax, and income may be subject to state or local tax. Investors should consult their tax adviser.

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper General Municipal Debt category does not reflect sales charges and includes 246 fund classes.

(2) 1.86% for Class B shares; 1.98% for Class C shares; 2.49% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance for a class includes periods prior to the adoption of class designations in 1993. S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4) Performance reflects maximum 4.5% A share front-end sales charge or 5% B share or 1% C share contingent deferred sales charges, where applicable.

(5) Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

BOND QUALITY RATINGS*
(by percentage of long-term investments)

A                        8%
AA                      18%
AAA                     29%
BB                      13%
BBB                     32%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

* 16% of the above bonds were unrated and included among relevant rating categories as determined by the Fund's manager.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

                                                        PRINCIPAL             MATURITY                VALUE
                                                         AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS 102.7%
CALIFORNIA 17.0%
Santa Clara County Financing Authority, (VMC
Facility Replacement Project), 1994 Series A Bonds,
AMBAC Insured, 7.75% ..............................     $  1,000,000           11/15/2008             $ 1,271,410
South Orange County Public Financing Authority,
Special Tax Revenue Bonds, 1994 Series B (Junior
Lien Bonds), 7.00% ................................        1,000,000            9/01/2009               1,023,410
Foothill/Eastern Transportation Corridor Agency,
Series 1995A Senior Lien Convertible Capital
Appreciation Bonds, 0.00% .........................        1,695,000            1/01/2010               1,305,913
Port Hueneme Redevelopment Agency, Central
Community Project, 1993 Tax Allocation Refunding
Bonds, AMBAC Insured, 5.50% .......................        1,800,000            5/01/2014               1,928,052
California Pollution Control Financing Authority,
Pollution Control Refunding Revenue Bonds, (San
Diego Gas & Electric Company), 1996 Series A, 5.90%        2,200,000            6/01/2014               2,417,844
Sacramento Power Authority, Cogeneration Project
Revenue Bonds, (Procter & Gamble Project), 1995
Series, 6.50% .....................................        1,300,000            7/01/2014               1,424,111
California Housing Finance Agency, Home Mortgage
Revenue Bonds, 1994 Series G, 7.20% ...............        1,500,000            8/01/2014               1,651,575
City of Stockton, Revenue Certificates of
Participation, 1995 Series A, (Wastewater Treatment
Plant Expansion), FGIC Insured, 6.70% .............        1,000,000            9/01/2014               1,152,680
California Educational Facilities Authority, Series
1994 Revenue Bonds, (Southwestern University
Project), Series 1995, 6.60% ......................        1,000,000           11/01/2014               1,117,660
County of Madera, California, Certificates of
Participation, (Valley Childrens Hospital Project),
Series 1995, MBIA Insured, 6.50% ..................        1,000,000            3/15/2015               1,174,590
California Pollution Control Financing Authority,
Pollution Control Revenue Bonds, (San Diego Gas &
Electric Company), 1991 Series A, Subject to AMT,
6.80% .............................................          600,000            6/01/2015                 722,220
Roseville Joint Union High School District, 1992
General Obligation Bonds, Series B, FGIC Insured,
0.00% .............................................        1,000,000            8/01/2015                 421,210
City of Riverside, California, Water Refunding
Revenue Bonds, Series 1998, 5.00% .................        1,250,000           10/01/2018               1,232,675
Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue Bonds Series 1995 A (Fixed Rate),
Capital Appreciation Bonds, Senior Lien Series A,
0.00% .............................................        5,000,000            1/01/2019               1,685,100
San Joaquin Hills Transportation Corridor Agency,
Toll Road Refunding Revenue Bonds, Series 1997A,
Convertible Capital Appreciation Bonds, 0.00% .....        5,000,000            1/15/2019               3,257,900
City of Long Beach, California, Harbor Revenue
Refunding Bonds, Series 1998A, Subject to AMT, FGIC
Insured, 6.00% ....................................        4,000,000            5/15/2019               4,442,200
Fresno Sewer Revenue Bonds, Series
A-1, AMBAC Insured, 5.25% .........................        5,100,000            9/01/2019               5,244,687
County of Sacramento, Laguna Creek Ranch/Elliott
Ranch Community Facilities District No.1,
Improvement Area No. 2 Special Tax Refunding Bonds,
(Elliott Ranch), 6.30% ............................        3,000,000            9/01/2021               3,121,680
Anaheim Public Financing Authority, Lease Revenue
Bonds, (Anaheim Public Improvement Project),
Subordinate 1997 Series C Capital Appreciation
Bonds, FSA Insured, 0.00% .........................        3,125,000            9/01/2025                 763,094
City of Davis, Public Facilities Financing
Authority, Local Agency Revenue Bonds, 1997 Series
A, 6.60% ..........................................        1,500,000            9/01/2025               1,566,090
San Joaquin Hills Transportation Corridor Agency,
(Orange County, California), Senior Lien Toll Road
Revenue Bonds, 7.00% ..............................          950,000            1/01/2030               1,077,670
California Educational Facilities Authority,
(Stanford University), Refunding Revenue Bonds,
Series O, 5.125% ..................................        1,000,000            1/01/2031                 979,070
Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue Bonds Series 1995A Senior Lien,
6.50% .............................................        6,000,000            1/01/2032               6,552,420
California Health Facilities Financing Authority,
(Sutter Health), Insured Revenue Bonds, Series
1998A, MBIA Insured, 5.00% ........................        1,500,000            8/15/2037               1,447,545
                                                                                                    -------------
                                                                                                       46,980,806
                                                                                                    -------------
COLORADO 5.2%
Larimer County, Colorado, Single Family Mortgage
Revenue Bonds, (Larimer County and Weld County
Program), 1984 Series A, 0.00% ....................        3,000,000            8/01/2015               1,261,530
E-470 Public Highway Authority, Senior Revenue
Bonds, Series 1997B, (Capital Appreciation Bonds),
MBIA Insured, 0.00% ...............................        5,000,000            9/01/2016               2,007,750
Eaglebend Affordable Housing Corporation,
Multifamily Housing Project Revenue Refunding
Bonds, Series 1997A, 6.45% ........................        2,000,000            7/01/2021               2,134,680
Colorado Housing and Finance Authority, Single
Family Program, 1997 Series B-2 Senior Bonds (AMT),
7.00% .............................................        1,165,000            5/01/2026               1,324,372
Arapahoe County, Colorado, Public Highway
Authority, Capital Improvement Trust Fund, Highway
Revenue Bonds(E-470 Project), Pre-Refunded to
8/31/2005 @ 103, MBIA Insured, 7.00% ..............        5,000,000            8/31/2026               5,951,100
Colorado Housing and Finance Authority, Single
Family Program, 1996 Series B-2 Senior Bonds, 7.45%        1,500,000           11/01/2027               1,694,850
                                                                                                    -------------
                                                                                                       14,374,282
                                                                                                    -------------
CONNECTICUT 5.9%
State of Connecticut, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, 1991 Series
A, 6.50% ..........................................        1,500,000           10/01/2012               1,760,685
Connecticut Development Authority, Pollution
Control Refunding Bonds, (Pfizer Inc. Project -
1982 Series), 6.55%* ..............................        2,500,000            2/15/2013               2,747,675
State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, University of
Hartford Issue, Series D, 6.80% ...................        5,000,000            7/01/2022               5,282,700
State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, 6.00% ....................        4,465,000            7/01/2023               4,567,025
Connecticut Development Authority, Aquarium Project
Revenue Bonds, (Mystic Marinelife Aquarium
Project-1997 Series A), 7.00% .....................        1,700,000           12/01/2027               1,821,363
                                                                                                    -------------
                                                                                                       16,179,448
                                                                                                    -------------
DISTRICT OF COLUMBIA 1.1%
District of Columbia, (The Howard University
Issue), Revenue Refunding Bonds, Series 1998, MBIA
Insured, 5.50% ....................................        2,815,000           10/01/2017               3,016,329
                                                                                                    -------------
FLORIDA 12.0%
Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 A, 6.30% .....................................        2,525,000            5/01/2002               2,597,846
Heritage Harbor Development District, (Hillsborough
County, Florida), Special Assessment Revenue Bonds,
Series 1997B, 6.00% ...............................        1,350,000            5/01/2003               1,344,060
North Springs Improvement District, (Broward
County, Florida), Special Assessment Bonds, Series
1997B, (Parkland Isles Project), 6.25% ............          500,000            5/01/2005                 506,580
Leon County, Florida, Capital Improvement Revenue
Refunding Bonds, Series 1998B, AMBAC Insured,
Refunding Series B, 5.25%+ ........................        2,595,000           10/01/2012               2,636,935
Orlando Utilities Commission, Water and Electric
Subordinated Revenue Bonds, Series D, 6.75% .......        5,000,000           10/01/2017               6,051,950
Bayside Improvement Community Development District,
(Lee County, Florida), Capital Improvement Revenue
Bonds, Series 1998A, 6.30% ........................          980,000            5/01/2018                 981,499
Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 B, 6.90%                                                750,000            5/01/2019                 793,943
North Springs Improvement District, (Broward
County, Florida), Special Assessment Bonds, Series
1997, (Heron Bay Project), 7.00% ..................          745,000            5/01/2019                 768,356
Martin County, Florida, Pollution Control Revenue
Refunding Bonds, (Florida Power & Light Company
Project), Series 1990, MBIA Insured, 7.30%* .......        1,250,000            7/01/2020               1,348,650
Orange County, Florida, Health Facilities
Authority, First Mortgage Revenue Bonds, Series
1996, (Orlando Lutheran Towers, Inc.), 8.75% ......        5,000,000            7/01/2026               5,885,600
Volusia County Educational Facility Authority,
Educational Facilities Revenue Bonds, (Embry-Riddle
Aeronautical University Project), Series 1996A,
6.125% ............................................        5,000,000           10/15/2026               5,356,050
Northern Palm Beach County, Florida, Improvement
District, Water Control and Improvement Bonds, Unit
of Development No. 9A, Series 1996A, 7.30% ........        3,000,000            8/01/2027               3,285,660
Housing Authority of Lee County, Florida, Single
Family Mortgage Revenue Bonds, (Multi-County
Program), Series 1996A, Subseries 2, Subject to
AMT, 7.50% ........................................        1,265,000            9/01/2027               1,448,109
                                                                                                    -------------
                                                                                                       33,005,238
                                                                                                    -------------
GEORGIA 6.0%
Geo. L Smith ll Georgia World Congress Center
Authority, Refunding Revenue Bonds, (Domed Stadium
Project), Series 2000, MBIA Insured, 6.00%+ .......        1,000,000            7/01/2008               1,061,690
State of Georgia, General Obligation Bonds, Series
1992B, 6.25% ......................................        4,300,000            3/01/2011               4,943,237
State of Georgia, General Obligation Bonds, Series
1994E, 6.75% ......................................        1,000,000           12/01/2012               1,204,510
Metropolitan Atlanta Rapid Transit Authority,
Georgia, Sales Tax Revenue Bonds, Refunding Series
P, AMBAC Insured, 6.25% ...........................        4,700,000            7/01/2020               5,506,050
State of Georgia, Local Government Certificates of
Participation, Grantor Trust, MBIA Insured, Series
A, 4.75% ..........................................        4,000,000            6/01/2028               3,751,240
                                                                                                    -------------
                                                                                                       16,466,727
                                                                                                    -------------
ILLINOIS 0.5%
City of Chicago, Collateralized Single Family
Mortgage Revenue Bonds, Series 1997-B, 6.95% ......        1,200,000            9/01/2028               1,352,064
                                                                                                    -------------
MAINE 1.6%
Finance Authority of Maine, Revenue Obligation
Securities, (Huntington Common Project), Series
1997A, 7.50% ......................................        4,000,000            9/01/2027               4,386,640
                                                                                                    -------------
MARYLAND 2.0%
Howard County, Maryland, Multifamily Mortgage
Refunding Bonds, Series 1994, (Chase Glen Project),
Mandatory Put 7/1/2004 @100, 7.00% ................        5,000,000            7/01/2024               5,615,000
                                                                                                    -------------
MASSACHUSETTS 4.9%
Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Brookhaven Retirement
Community, Lexington-1994 Issue), Series A, 6.75% .        4,500,000            1/01/2001               4,723,695
Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Berkshire Retirement
Community, Lenox-1994 Issue) Series A, 6.375% .....        1,500,000            7/01/2005               1,602,120
Massachusetts Bay Transportation Authority, General
Transportation System Bonds, 1994 Series A,
Refunding Bonds, 7.00% ............................        3,385,000            3/01/2014               4,134,439
Massachusetts Industrial Finance Agency, (Marina
Bay LLC Project-1997 Issue), 7.50% ................        2,000,000           12/01/2027               2,081,800
Massachusetts Industrial Finance Agency, Revenue
Bonds, Tufts University Issue, Series H, MBIA
Insured, 4.75% ....................................        1,000,000            2/15/2028                 933,760
                                                                                                    -------------
                                                                                                       13,475,814
                                                                                                    -------------
MICHIGAN 1.5%
State Building Authority, State of Michigan, 1997
Revenue Bonds, Series II (Facilities Program),
AMBAC Insured, 0.00% ..............................        2,000,000           10/15/2011               1,057,260
State Building Authority, State of Michigan, 1997
Revenue Bonds, Series II (Facilities Program),
AMBAC Insured, 0.00% ..............................        1,940,000           10/15/2012                 962,609
State of Michigan, Refunding Bonds, Trunk Line,
Series A, 5.25% ...................................        2,000,000           11/01/2014               2,075,380
                                                                                                    -------------
                                                                                                        4,095,249
                                                                                                    -------------
MINNESOTA 0.8%
Minnesota Housing Finance Authority, Single Family
Mortgage Bonds, 1994 Series E, 5.90% ..............        2,085,000            7/01/2025               2,192,857
                                                                                                    -------------
NEVADA 3.7%
Clark County School District, Nevada, General
Obligation (Limited Tax), Building and Renovation
Bonds, Series 1997B, FGIC Insured, 5.25% ..........        5,045,000            6/15/2017               5,118,960
State of Nevada, General Obligation (Limited Tax)
Bonds, Nevada Municipal Bond Bank Project Nos. 49
and 50, Series November 1, 1995A, FGIC Insured,
5.50% .............................................        5,000,000           11/01/2025               5,113,400
                                                                                                    -------------
                                                                                                       10,232,360
                                                                                                    -------------
NEW HAMPSHIRE 2.6%
New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, Dartmouth
College Issue, Series 1993, 5.375% ................        5,000,000            6/01/2023               5,049,900
New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, New Hampshire
College Issue, Series 1997, 6.375% ................        1,000,000            1/01/2027               1,056,760
New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, Saint Anselm
College Issue, Series 1998, 6.00% .................        1,000,000            5/01/2028               1,016,840
                                                                                                    -------------
                                                                                                        7,123,500
                                                                                                    -------------
NEW JERSEY 2.9%
State of New Jersey Educational Facilities
Authority, (Seton Hall University Project), Revenue
Refunding Bonds, 1999 Refunding Series, AMBAC
Insured, 5.25%+ ...................................        1,000,000            7/01/2008               1,036,160
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, 1996 Series B, 5.00% .        5,000,000            6/15/2017               4,921,650
New Jersey Educational Facilities Authority, Seton
Hall University Project Revenue Bonds, 1991 Series
D, 7.00% ..........................................        1,000,000            7/01/2021               1,066,340
State of New Jersey Educational Facilities
Authority, Revenue Bonds, Saint Peter's College
Issue, 1998 Series B, 5.50% .......................        1,000,000            7/01/2027               1,005,220
                                                                                                    -------------
                                                                                                        8,029,370
                                                                                                    -------------
NEW MEXICO 2.0%
Dona Ana County, New Mexico, Gross Receipts Tax
Refunding and Improvement Revenue Bonds,
Subordinate Series 1998, AMBAC Insured, 5.50% .....        1,200,000            6/01/2016               1,276,236
City of Farmington, New Mexico, Pollution Control
Revenue Refunding Bonds, 1997 Series D, (Public
Service Company of New Mexico San Juan Project),
6.375% ............................................        4,000,000            4/01/2022               4,347,840
                                                                                                    -------------
                                                                                                        5,624,076
                                                                                                    -------------
NEW YORK 9.6%
Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% .............................        5,000,000           10/01/2011               5,593,150
The City of New York, New York, General Obligation
Bonds, Fiscal 1992 Series B, 7.75% ................        3,990,000            2/01/2012               4,517,757
New York Local Government Assistance Corp., (A
Public Benefit Corporation of the State of New
York), Series 1993E Refunding Bonds, 6.00% ........        5,000,000            4/01/2014               5,621,450
Dormitory Authority of the State of New York,
Department of Health of the State of New York,
Revenue Bonds, Series 1996, 5.75% .................        5,000,000            7/01/2017               5,216,000
Long Island Power Authority, (New York), Electric
System General Revenue Bonds, Series 1998A, FSA
Insured, 0.00% ....................................        2,000,000           12/01/2017                 742,860
Metropolitan Transportation Authority, (New York),
Dedicated Tax Fund Bonds, Series 1998A, FGIC
Insured, 4.50% ....................................        3,000,000            4/01/2018               2,756,430
Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, Subject to AMT, MBIA Insured,
5.75% .............................................        2,000,000           12/01/2022               2,105,920
                                                                                                    -------------
                                                                                                       26,553,567
                                                                                                    -------------
NORTH CAROLINA 1.9%
North Carolina Housing Finance Agency, Multifamily
Revenue Refunding Bonds, (1992 Refunding Bond
Resolution), Series B, 6.90% ......................        5,000,000            7/01/2024               5,397,050
                                                                                                    -------------
OHIO 2.0%
City of Cleveland, Ohio, Airport Special Revenue
Bonds, (Continental Airlines, Inc. Project), Series
1998, 5.50%+ ......................................        3,000,000           12/01/2008               2,983,410
County of Miami, Ohio, Hospital Facilities Revenue
Refunding and Improvement Bonds, Series 1996A,
(Upper Valley Medical Center), 6.25% ..............        2,500,000            5/15/2016               2,666,475
                                                                                                    -------------
                                                                                                        5,649,885
                                                                                                    -------------
OKLAHOMA 1.1%
Tulsa Industrial Authority, Revenue and Refunding
Bonds, (The University of Tulsa), Series 1996A,
MBIA Insured, 5.00% ...............................        3,000,000           10/01/2022               2,966,520
                                                                                                    -------------
PENNSYLVANIA 5.4%
Montgomery County Industrial Development Authority,
Health Facilities Revenue Bonds, Series of 1993,
(ECRI Project), 6.40% .............................          580,000            6/01/2003                 611,534
Montgomery County Higher Education and Health
Authority, Pennsylvania, Northwestern Corp., 6.50%         1,140,000            6/01/2004               1,261,661
Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds,
(Northampton Generating Project), Series 1994A,
6.40% .............................................        2,500,000            1/01/2009               2,660,150
Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds, (Colver
Project), Series 1994D, Subject to AMT, 7.05% .....        1,000,000           12/01/2010               1,113,980
Allegheny County, Pennsylvania, Hospital
Development Authority, Health Center Revenue Bonds,
Series, 1998A, (UPMC Health System), MBIA Insured,
4.50% .............................................        2,255,000            8/01/2015               2,116,611
Montgomery County Industrial Development Authority,
Pollution Control Revenue Refunding Bonds, 1991
Series A, (Philadelphia Electric Co. Project),
Subject to AMT, 7.60%* ............................        1,000,000            4/01/2021               1,090,610
Philadelphia Authority for Industrial Development,
Commercial Development Revenue Refunding Bonds,
(Doubletree Guest Suites Project), Series 1997A,
6.50% .............................................        3,000,000           10/01/2027               3,178,620
Pennsylvania Economic Development Financing
Authority, (Northwestern Human Services, Inc.
Project), Revenue Bonds, 1998 Series A, 5.25% .....        3,000,000            6/01/2028               2,835,810
                                                                                                    -------------
                                                                                                       14,868,976
                                                                                                    -------------
PUERTO RICO 2.0%
Commonwealth of Puerto Rico, General Obligation
Public Improvement Refunding Bonds, Series 1998,
0.00% .............................................        2,000,000            7/01/2015                 853,020
Commonwealth of Puerto Rico, Electric Power
Authority, Power Revenue Bonds, Series DD, FSA
Insured, 4.50% ....................................        5,000,000            7/01/2019               4,683,500
                                                                                                    -------------
                                                                                                        5,536,520
                                                                                                    -------------
SOUTH CAROLINA 0.7%
Connector 2000 Association, Inc., (Southern
Connector Project, Greenville, South Carolina) Toll
Road Revenue Bonds, 0.00% .........................        4,400,000            1/01/2014               1,864,940
                                                                                                    -------------
TENNESSEE 2.1%
City of Memphis, Tennessee, Electric System Revenue
Refunding Bonds, Series of 1992, 6.00% ............        2,250,000            1/01/2006               2,477,475
City of Memphis, Tennessee, Water Division Revenue
Refunding Bonds, Series of 1992-A, 6.00% ..........        3,000,000            1/01/2012               3,217,200
                                                                                                    -------------
                                                                                                        5,694,675
                                                                                                    -------------
TEXAS 5.6%
Keller Independent School District, (Tarrant
County, Texas), Unlimited Tax School Building and
Refunding Bonds, Series 1998, 0.00% ...............        3,365,000            8/15/2010               1,883,592
Texas Municipal Power Agency, Refunding Revenue
Bonds, Series 1991A, AMBAC Insured, 6.75% .........        1,000,000            9/01/2012               1,084,290
Amarillo, Texas, Health Facilities Corporation,
Hospital Revenue Bonds, (Baptist St. Anthony's
Hospital Corporation Project), Series 1998, FSA
Insured, 5.50% ....................................        2,830,000            1/01/2014               3,006,422
Harris County, Texas, General Obligation Unlimited
Tax, Refunding and Toll Road Subordinate Lien,
Revenue Bonds, Series 1991, 6.75%* ................        5,750,000            8/01/2014               6,267,385
Texas Public Finance Authority, State of Texas
General Obligation Refunding Bonds, Series 1997,
0.00% .............................................        5,000,000           10/01/2014               2,200,300
Denison Hospital Authority, Hospital Revenue Bonds,
(Texoma Medical Center, Inc. Project), Series 1997,
6.125% ............................................        1,000,000            8/15/2017               1,059,550
                                                                                                    -------------
                                                                                                       15,501,539
                                                                                                    -------------
UTAH 1.0%
Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, 1996 Series A, MBIA
Insured, 6.15% ....................................        2,500,000            7/01/2014               2,740,150
                                                                                                    -------------
WISCONSIN 1.6%
Wisconsin Housing and Economic Development
Authority, Home Ownership Revenue Bonds, 1992
Series 2, Subject to AMT, 6.875% ..................        4,250,000            9/01/2024               4,542,400
                                                                                                    -------------
Total Municipal Bonds (Cost $262,316,705) ...............................................             283,465,982
                                                                                                    -------------
SHORT-TERM OBLIGATIONS 1.1%
State of Delaware, Economic Development Authority,
Revenue Bonds,
Delmarva Power & Light
Company Project, 3.60% ............................        2,000,000           10/01/2017(+)            2,000,000
Delaware County, Pennsylvania, Industrial
Development Authority, Revenue Bonds, (United
Parcel Service), 3.25% ............................        1,000,000           12/01/2015(+)            1,000,000
                                                                                                    -------------
Total Short-Term Obligations (Cost $3,000,000) ..........................................               3,000,000
                                                                                                    -------------
REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co., dated
6/30/98, repurchase proceeds $2,860,338,
collateralized by $2,900,000 U.S. Treasury Note,
5.75%, due 4/30/2003, market value $2,947,125 .....        2,860,000            7/01/1998               2,860,000
                                                                                                    -------------
Total Repurchase Agreements (Cost $2,860,000) ...........................................               2,860,000
                                                                                                    -------------
Total Investments (Cost $268,176,705) - 104.8% ..........................................             289,325,982
Cash and Other Assets, Less Liabilities -- (4.8%) .......................................             (13,265,210)
                                                                                                    -------------
Net Assets - 100.0% .....................................................................           $ 276,060,772
                                                                                                    =============

Federal Income Tax Information:
At June 30, 1998, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $268,176,705
was as follows:
Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost ..............................................      $  21,213,701
Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value ..............................................            (64,424)
                                                                                                    -------------
                                                                                                    $  21,149,277
                                                                                                    =============

-----------------------------------------------------------------------------------------------------------------
(+) Interest rates on these obligations may reset daily.

  + The delivery and payment of this security is beyond the normal settlement time. The purchase price and interest rate are fixed at the trade date although interest is not earned until settlement date.

  * All or a portion of this security is being used to collateralize the delayed delivery purchase noted above. The total market value of segregated securities is $8,456,875.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $268,176,705) (Note 1) ......       $289,325,982
Cash ....................................................                114
Interest receivable .....................................          4,755,555
Receivable for securities sold ..........................          2,058,820
Receivable for fund shares sold .........................            309,709
Other assets ............................................             32,499
                                                                ------------
                                                                 296,482,679
LIABILITIES
Payable for securities purchased ........................         19,251,635
Dividends payable .......................................            325,334
Payable for fund shares redeemed ........................            290,354
Accrued transfer agent and shareholder services
  (Note 2) ..............................................            165,978
Accrued management fee (Note 2) .........................            124,971
Accrued distribution and service fees (Note 4) ..........             91,559
Accrued trustees' fees (Note 2) .........................             32,763
Other accrued expenses ..................................            139,313
                                                                ------------
                                                                  20,421,907
                                                                ------------
NET ASSETS                                                      $276,060,772
                                                                ============
Net Assets consist of:

  Undistributed net investment income ...................       $    177,933
  Unrealized appreciation of investments ................         21,149,277
  Accumulated net realized gain .........................            881,304
  Paid-in capital .......................................        253,852,258
                                                                ------------
                                                                $276,060,772
                                                                ============

Net Asset Value and redemption price per share of
  Class A shares ($204,895,752 / 24,118,345 shares) .....              $8.50
                                                                       =====

Maximum Offering Price per share of Class A shares
  ($8.50 / .955) ........................................              $8.90
                                                                       =====

Net Asset Value and offering price per share of
  Class B shares ($57,719,752 / 6,795,303 shares)*  .....              $8.49
                                                                       =====

Net Asset Value and offering price per share of
  Class C shares ($2,547,441 / 300,010 shares)* .........              $8.49
                                                                       =====

Net Asset Value, offering price and recemption price
  per share of Class S shares ($10,897,827 / 1,285,844
  shares) ...............................................              $8.48
                                                                       =====

----------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 1998 (Unaudited)

INVESTMENT INCOME
Interest ....................................................    $  7,865,630
EXPENSES
Management fee (Note 2) .....................................         751,150
Transfer agent and shareholder services (Note 2) ............         177,699
Custodian fee ...............................................          70,015
Registration fees ...........................................          20,382
Audit fee ...................................................          18,257
Reports to shareholders .....................................          18,248
Trustees' fees (Note 2) .....................................          17,057
Service fee-Class A (Note 4) ................................         256,789
Distribution and service fees-Class B (Note 4) ..............         275,676
Distribution and service fees-Class C (Note 4) ..............          13,283
Legal fees ..................................................           5,721
Miscellaneous ...............................................           6,151
                                                                 ------------
                                                                    1,630,428
                                                                 ------------

Net investment income .......................................       6,235,202
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 3) ............       1,831,565
                                                                 ------------
Net realized loss on futures contracts (Note 1) .............        (266,300)
  Total net realized gain ...................................       1,565,265
Net unrealized depreciation of investments ..................      (1,585,351)
                                                                 ------------

Net loss on investments and futures contracts ...............         (20,086)
                                                                 ------------

Net increase in net assets resulting from operations ........    $  6,215,116
                                                                 ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                        SIX MONTHS ENDED
                                                               YEAR ENDED                 JUNE 30, 1998
                                                            DECEMBER 31, 1997              (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .............................            $ 13,086,223               $  6,235,202
Net realized gain on investments and futures
  contracts .......................................               3,784,103                  1,565,265
Net unrealized appreciation
  (depreciation) of investments ...................               8,918,360                 (1,585,351)
                                                                -----------                -----------
Net increase resulting from
  operations ......................................              25,788,686                  6,215,116
                                                               ------------               ------------
Dividends from net investment income: .............
  Class A .........................................             (10,117,491)                (5,073,379)
  Class B .........................................              (2,053,700)                (1,156,922)
  Class C .........................................                (116,036)                   (55,702)
  Class S .........................................                (427,971)                  (258,730)
                                                               ------------               ------------
                                                                (12,715,198)                (6,544,733)
                                                               ------------               ------------
Net increase (decrease) from fund share
  transactions (Note 6) ...........................             (24,771,115)                 1,092,707
                                                               ------------               ------------
Total increase (decrease) in net assets ...........             (11,697,627)                   763,090
NET ASSETS
Beginning of period ...............................             286,995,309                275,297,682
                                                               ------------               ------------
End of period (including undistributed net
  investment income of $487,464 and $177,933,
  respectively) ...................................            $275,297,682               $276,060,772
                                                               ============               ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1998

NOTE 1
State Street Research Tax-Exempt Fund (the "Fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1986. The Trust consists presently of two separate funds: State Street Research Tax-Exempt Fund and State Street Research New York Tax-Free Fund.

The investment objective of the Fund is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the Fund invests primarily in tax-exempt debt obligations which the investment manager believes will not involve undue risk.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the Fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 1997, the Fund had a capital loss carryforward of $99,523 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2004. As part of a merger that occurred December 15, 1995, the Fund acquired from State Street Research Florida Tax-Free Fund and State Street Research Pennsylvania Tax-Free Fund a capital loss carryforward of $379,027, of which $70,949 and $308,078 expires on December 31, 2001 and 2002, respectively. The Fund's use of such capital loss carryforward may be limited under current tax laws.

F. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended June 30, 1998, there were no loaned securities.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1998, the fees pursuant to such agreement amounted to $751,150.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1998, the amount of such expenses was $37,132.

The fees of the Trustees not currently affiliated with the Adviser amounted to $17,057 during the six months ended June 30, 1998.

NOTE 3
For the six months ended June 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $70,102,624 and $70,345,771, respectively.

NOTE 4
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1998, fees pursuant to such plan amounted to $256,789, $275,676 and $13,283 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $34,216 and $219,013, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $237,098 on sales of Class B shares, and the Distributor collected contingent deferred sales charges aggregating $42,785 on redemptions of Class B shares during the same period.

NOTE 5
At June 30, 1998, investments totalling 11.1% of the Fund's net assets were insured as to the timely payment of principal and interest by Municipal Bond Investors Assurance Corp. (MBIA).

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                             YEAR ENDED                        JUNE 30, 1998
                                         DECEMBER 31, 1997                      (UNAUDITED)
                                 ----------------------------------  ----------------------------------
CLASS A                                SHARES            AMOUNT            SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ...................       2,065,831      $  16,933,303        1,318,640      $  11,187,678
Issued upon reinvestment of
  dividends ...................         893,473          7,340,108          432,675          3,671,766
Shares repurchased ............      (5,888,583)       (48,161,322)      (2,267,770)       (19,266,958)
                                     ----------      -------------        ---------      -------------
Net decrease ..................      (2,929,279)     $ (23,887,911)        (516,455)     $  (4,407,514)
                                     ==========      =============        =========      =============

CLASS B                                SHARES            AMOUNT            SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ...................       1,029,241      $   8,463,587          928,813      $   7,880,472
Issued upon reinvestment of
  dividends ...................         187,485          1,540,633           99,965            847,917
Shares repurchased ............      (1,237,297)       (10,121,203)        (593,276)        (5,037,332)
                                     ----------      -------------        ---------      -------------
Net increase (decrease) .......         (20,571)     $    (116,983)         435,502      $   3,691,057
                                     ==========      =============        =========      =============

CLASS C (FORMERLY CLASS D)             SHARES            AMOUNT            SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ...................         154,375      $   1,262,199           40,080      $     341,857
Issued upon reinvestment of
  dividends ...................           7,270             59,643            2,467             20,890
Shares repurchased ............        (184,791)        (1,511,144)         (76,102)          (646,525)
                                     ----------      -------------        ---------      -------------
Net decrease ..................         (23,146)     $    (189,302)         (33,555)     $    (283,778)
                                     ==========      =============        =========      =============

CLASS S (FORMERLY CLASS C)             SHARES            AMOUNT            SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ...................          67,784      $     567,802          399,111      $   3,382,828
Issued upon reinvestment of
  dividends ...................          34,030            279,608           17,440            147,625
Shares repurchased ............        (174,445)        (1,424,329)        (169,652)        (1,437,511)
                                     ----------      -------------        ---------      -------------
Net increase (decrease) .......         (72,631)     $    (576,919)         246,899      $   2,092,942
                                     ==========      =============        =========      =============

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                     CLASS A
                                               -----------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31                      SIX MONTHS ENDED
                                               ------------------------------------------------------------------   JUNE 30, 1998
                                                   1993         1994          1995          1996         1997       (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             7.94          8.43          7.46          8.26          8.10          8.51
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income ($)                          0.40          0.40          0.39          0.39          0.40          0.20
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)         0.54         (0.98)         0.82         (0.16         )0.40          0.00
                                               ----------    ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.94         (0.58)         1.21          0.23          0.80          0.20
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)          (0.39)        (0.38)        (0.41)        (0.39)        (0.39)        (0.21)
  Distributions from net realized gains ($)         (0.06)        (0.01)         --            --            --            --
                                               ----------    ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                             (0.45)        (0.39)        (0.41)        (0.39)        (0.39)        (0.21)
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                   8.43          7.46          8.26          8.10          8.51          8.50
                                               ==========    ==========    ==========    ==========    ==========    ==========
Total return(2) (%)                                 12.11         (6.90)        16.58          2.93         10.17          2.36(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         302,845       238,097       253,402       223,407       209,552       204,896
Ratio of operating expenses to
  average net assets (%)                             1.20          1.20          1.13          1.04          1.08          1.04(4)
Ratio of net investment income to
  average net assets (%)                             4.85          5.07          4.95          4.82          4.91          4.72(4)
Portfolio turnover rate (%)                         36.16         78.63         97.32        125.24         60.48         24.85

                                                                                     CLASS B
                                               -----------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31                      SIX MONTHS ENDED
                                               ------------------------------------------------------------------   JUNE 30, 1998
                                                   1993(1)      1994          1995          1996         1997       (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             8.25          8.43          7.46          8.26          8.10          8.51
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income ($)                          0.19          0.34          0.33          0.32          0.34          0.17
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)         0.24         (0.97)         0.82         (0.15)         0.40         (0.01)
                                               ----------    ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.43         (0.63)         1.15          0.17          0.74          0.16
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)          (0.19)        (0.33)        (0.35)        (0.33)        (0.33)        (0.18)
  Distributions from net realized gains ($)         (0.06)        (0.01)         --            --            --            --
                                               ----------    ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                             (0.25)        (0.34)        (0.35)        (0.33)        (0.33)        (0.18)
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                   8.43          7.46          8.26          8.10          8.51          8.49
                                               ==========    ==========    ==========    ==========    ==========    ==========
Total return(2) (%)                                  5.20(3)      (7.59)        15.72          2.15          9.35          1.86(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)          27,695        35,338        51,827        51,710        54,093        57,720
Ratio of operating expenses to
  average net assets (%)                             1.95(4)       1.95          1.88          1.79          1.83          1.79(4)
Ratio of net investment income to
  average net assets (%)                             3.93(4)       4.35          4.19          4.07          4.15          3.96(4)
Portfolio turnover rate (%)                         36.16         78.63         97.32        125.24         60.48         24.85

----------------------------------------------------------------------------------------------------------------------------------
(1) June 7, 1993 (commencement of share class designations) to December 31, 1993.
(2) Does not reflect any front-end or contingent deferred sales charges.
(3) Not annualized.
(4) Annualized.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                             CLASS C (FORMERLY CLASS D)
                                               -----------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31                      SIX MONTHS ENDED
                                               ------------------------------------------------------------------   JUNE 30, 1998
                                                   1993(1)      1994          1995          1996         1997       (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             8.25          8.43          7.46          8.25          8.10          8.50
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income($)                           0.19          0.34          0.33          0.32          0.34          0.17
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)         0.23         (0.97)         0.81         (0.14         )0.39          0.00
                                               ----------    ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.42         (0.63)         1.14          0.18          0.73          0.17
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)          (0.18)        (0.33)        (0.35)        (0.33)        (0.33)        (0.18)
  Distributions from net realized gains ($)         (0.06)        (0.01)         --            --            --            --
                                               ----------    ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                             (0.24)        (0.34)        (0.35)        (0.33)        (0.33)        (0.18)
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                   8.43          7.46          8.25          8.10          8.50          8.49
                                               ==========    ==========    ==========    ==========    ==========    ==========
Total return(2) (%)                                  5.19(3)      (7.59)        15.58          2.28          9.23          1.98(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)           1,115           958         4,183         2,889         2,836         2,547
Ratio of operating expenses to
  average net assets (%)                             1.99(4)       1.95          1.88          1.79          1.83          1.79(4)
Ratio of net investment income to
  average net assets (%)                             3.92(4)       4.31          4.13          4.06          4.16          3.97(4)
Portfolio turnover rate (%)                         36.16         78.63         97.32        125.24         60.48         24.85

                                                                         CLASS S (FORMERLY CLASS C)
                                               -----------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31                      SIX MONTHS ENDED
                                               ------------------------------------------------------------------   JUNE 30, 1998
                                                   1993(1)      1994          1995          1996         1997       (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             8.25          8.41          7.45          8.24          8.09          8.49
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income($)                           0.23          0.42          0.40          0.39          0.42          0.21
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)         0.22         (0.96)         0.81         (0.13)         0.39          0.00
                                               ----------    ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.45         (0.54)         1.21          0.26          0.81          0.21
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)          (0.23)        (0.41)        (0.42)        (0.41)        (0.41)        (0.22)
  Distributions from net realized gains ($)         (0.06)        (0.01)         --            --            --            --
                                               ----------    ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                             (0.29)        (0.42)        (0.42)        (0.41)        (0.41)        (0.22)
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                   8.41          7.45          8.24          8.09          8.49          8.48
                                               ==========    ==========    ==========    ==========    ==========    ==========
Total return(2) (%)                                  5.54(3)      (6.56)        16.76          3.30         10.33          2.49(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)             477           334        22,614         8,990         8,817        10,898
Ratio of operating expenses to
  average net assets (%)                             0.96(4)       0.95          0.88          0.79          0.83          0.79(4)
Ratio of net investment income to
  average net assets (%)                             4.92(4)       5.26          4.85          5.04          5.15          4.96(4)
Portfolio turnover rate(%)                          36.16         78.63         97.32        125.24         60.48         24.85

---------------------------------------------------------------------------------------------------------------------------------
(1) June 7, 1993 (commencement of share class designations) to December 31, 1993.
(2) Does not reflect any front-end or contingent deferred sales charges.
(3) Not annualized.
(4) Annualized.


STATE STREET RESEARCH TAX-EXEMPT FUND
---------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
---------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
TAX-EXEMPT FUND                            Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  Management Company
State Street Research &                    Vice President
Management Company                                                                STEVE A. GARBAN
One Financial Center                       JOHN H. KALLIS                         Retired; formerly Senior Vice
Boston, MA 02111                           Vice President                         President for Finance and
                                                                                  Operations and Treasurer, The
DISTRIBUTOR                                THOMAS A. SHIVELY                      Pennsylvania State University
State Street Research                      Vice President
Investment Services, Inc.                                                         MALCOLM T. HOPKINS
One Financial Center                       GERARD P. MAUS                         Former Vice Chairman of the
Boston, MA 02111                           Treasurer                              Board and Chief Financial
                                                                                  Officer, St. Regis Corp.
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN
State Street Research                      Assistant Treasurer                    EDWARD M. LAMONT
Service Center                                                                    Formerly in banking
P.O. Box 8408                              DOUGLAS A. ROMICH                      (with an affiliate of
Boston, MA 02266-8408                      Assistant Treasurer                    J.P. Morgan & Co. in New York);
1-800-562-0032                                                                    presently engaged in private
                                           FRANCIS J. MCNAMARA, III               investments and civic affairs
CUSTODIAN                                  Secretary and General Counsel
State Street Bank and                                                             ROBERT A. LAWRENCE
Trust Company                              DARMAN A. WING                         Formerly Partner, Saltonstall & Co.
225 Franklin Street                        Assistant Secretary and
Boston, MA 02110                           Assistant General Counsel              DEAN O. MORTON
                                                                                  Retired; formerly Executive
LEGAL COUNSEL                              AMY L. SIMMONS                         Vice President, Chief
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Operating Officer and Director,
Exchange Place                                                                    Hewlett-Packard Company
Boston, MA 02109
                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH TAX-EXEMPT FUND                       ----------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                 Permit #6
                                                               Hartford, CT
                                                            ----------------


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Growth Fund prospectus. When used after September 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: 5189-980818(exp0999)SSR-LD                          TE-214F-0898

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                             NEW YORK TAX-FREE FUND
                             ----------------------

SEMIANNUAL REPORT

June 30, 1998

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

----------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1997
----------------------

   For Excellence
         in
 Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------


INVESTMENT ENVIRONMENT
THE ECONOMY
o The first six months of 1998 provided solid economic growth, marked by low inflation and good investment returns. Consumer confidence was high, personal income rose, and interest rates remained stable.

o Favorable economic factors stimulated a boom in the housing market and strong retail sales. Lower energy costs helped keep inflation in check.

o The economic crisis in Southeast Asia raised concerns about U.S. exports and profits at companies with sizable foreign markets.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 17.72% for the six months ended June 30, 1998.(1) Investors preferred large-cap stocks and were willing to pay a premium for potential earnings stability. Small-cap stocks delivered modest gains.

o U.S. Treasury bonds rallied as the yield on the 30-year benchmark fell to 5.6%. Municipal bonds are now at their cheapest level relative to Treasuries since the flat tax political debates of 1996.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended June 30, 1998, Class A shares of New York Tax-Free Fund returned 2.50% [does not reflect sales charge](2). The Fund outperformed the Lipper New York municipal bond funds average which returned 2.37%.

o The Fund emphasized bonds that offer higher yields and structures with the potential to enhance performance if interest rates move lower.

o A strong local economy and robust market on Wall Street helped buoy the bonds of New York City. As a result, Moody's, one of the nation's recognized bond- rating organizations, upgraded New York City bonds from Baa1 to A3. New York State bonds also did well.

CURRENT STRATEGY
o The Fund has been structured to anticipate a slowing economy and possible falling interest rates. We continue to broaden high-yield holdings, following risk-return models and being more selective.

June 30, 1998

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.


-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1998)
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
-------------------------------------------------------------------------------
                                              LIFE OF FUND
                                             (since 7/5/89)  5 YEARS    1 YEAR
-------------------------------------------------------------------------------
Class A                                           6.56%       4.57%      3.75%
-------------------------------------------------------------------------------
Class B                                           6.66%       4.42%      2.84%
-------------------------------------------------------------------------------
Class C                                           6.67%       4.75%      6.83%
-------------------------------------------------------------------------------
Class S                                           7.27%       5.80%      8.90%
-------------------------------------------------------------------------------

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

                                                                TAXABLE
                                                               EQUIVALENT
                                                                 YIELD
                                                              (36% federal
                                                  YIELD        tax bracket)
-------------------------------------------------------------------------------
Class A                                           3.88%           6.06%
-------------------------------------------------------------------------------
Class B                                           3.31%           5.17%
-------------------------------------------------------------------------------
Class C                                           3.31%           5.17%
-------------------------------------------------------------------------------
Class S                                           4.31%           6.73%
-------------------------------------------------------------------------------

Yield is based on net investment income for the 30 days ended June 30, 1998. While a substantial portion of income will be exempt from federal income tax, investors may be subject to alternative minimum tax and income may be subject to state or local tax. Investors should consult their tax adviser.

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lipper New York Municipal Debt category does not reflect sales charges and includes 96 Fund classes.

(2) 2.12% for Class B shares; 2.12% for Class C shares; 2.63% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance for a class includes periods prior to the adoption of class designations in 1993. S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4) Performance reflects maximum 4.5% A share front-end sales charge or 5% B share or 1% C share contingent deferred sales charges, where applicable.

(5) Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

BOND QULAITY RATINGS*
(by percentage of long-term investments)

AAA                 30%
AA                  18%
A                    8%
BBB                 38%
BB                   6%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.
* 13% of the above bonds were unrated and included among relevant rating categories as determined by the Fund's manager.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

                                                          PRINCIPAL             MATURITY               VALUE
                                                           AMOUNT                 DATE               (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.2%
GENERAL OBLIGATION 19.0%
City of New York, General Obligation Bonds, Fiscal
1992 Series H, 7.00% ................................       $  450,000            2/01/2005         $     492,921
City of New York, General Obligation Bonds, Fiscal
1995 Series F, 6.375% ...............................        1,910,000            2/15/2006             2,113,033
County of Onondaga, New York, General Improvement
(Serial) Bonds, 1992, 5.70% .........................        2,000,000            4/01/2007             2,192,820
City of New York, Tax-Exempt Capital Appreciation
Bonds, Fiscal 1998 Series F, 0.00% ..................        2,500,000            8/01/2008             1,555,200
County of Nassau, New York, General Obligation
Refunding Bonds, Series G, MBIA Insured, 5.45% ......        1,000,000            1/15/2015             1,053,650
Commonwealth of Puerto Rico, General Obligation
Public Improvement Refunding Bonds, Series 1995A,
MBIA Insured, 5.65% .................................        1,000,000            7/01/2015             1,089,420
Commonwealth of Puerto Rico, General Obligation
Public Improvement Refunding Bonds,
Series 1998, 0.00% ..................................        1,000,000            7/01/2015               426,510
County of Monroe, New York, Public Improvement
Refunding Bonds, Series A, 6.00% ....................        1,535,000            3/01/2017             1,729,684
City of New York, General Obligation Refunding Bonds,
Series H, 6.00% .....................................        1,500,000            8/01/2017             1,612,140
County of Orange, New York, Various Purposes Serial
Bonds-1997, 5.125% ..................................        1,000,000            9/01/2019             1,003,720
                                                                                                    -------------
                                                                                                       13,269,098
                                                                                                    -------------
AIRPORT 3.4%
Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, MBIA Insured, Subject to AMT,
5.75% ...............................................        1,000,000           12/01/2022             1,052,960
City of New York, Industrial Development Agency,
Special Facility Revenue Bonds, 1997 Northwest
Airlines, Inc. Project, 6.00% .......................        1,245,000            6/01/2027             1,323,821
                                                                                                    -------------
                                                                                                        2,376,781
                                                                                                    -------------
CERTIFICATES OF PARTICIPATION 1.8%
City of Syracuse, New York, (Syracuse Hancock
International Airport), Certificates of
Participation, Series 1992, Subject to AMT, 6.60% ...        1,185,000            1/01/2006             1,287,147
                                                                                                    -------------
COLLEGE & UNIVERSITY 11.2%
Dormitory Authority of the State of New York, Mt.
Sinai School of Medicine,
Series B, MBIA Insured, 5.70% .......................        1,000,000            7/01/2011             1,093,310
Dormitory Authority of the State of New York,
Canisius College, Revenue Bonds, Series 1995, CapMAC
Insured, 0.00% ......................................        1,550,000            7/01/2013               742,698
Dormitory Authority of the State of New York,
Montefiore Medical Center, FHA- Insured Mortgage
Hospital Revenue Bonds, Series 1996, AMBAC Insured,
5.25% ...............................................        2,000,000            2/01/2015             2,037,280
Dormitory Authority of the State of New York, City
University System Consolidated, Series A, AMBAC
Insured, 5.625% .....................................        1,000,000            7/01/2016             1,089,770
Dormitory Authority of the State of New York, Insured
Revenue Bonds, (853 Schools Program Issue), The
Center for Developmental Disabilities, Inc., Series
1997A, AMBAC Insured, 5.00% .........................        1,000,000            7/01/2017               989,110
Dormitory Authority of the State of New York,
Rockefeller University, Revenue Bonds,
Series 1998, 4.75% ..................................        2,000,000            7/01/2037             1,866,040
                                                                                                    -------------
                                                                                                        7,818,208
                                                                                                    -------------
HOSPITAL/HEALTH CARE 3.8%
Dormitory Authority of the State of New York, Nyack
Hospital Revenue Bonds, Series 1996, 6.00% ..........        1,500,000            7/01/2006             1,593,690
Dormitory Authority of the State of New York, Mental
Health Services Facilities Improvement Revenue Bonds,
Series 1997B, 5.50% .................................        1,000,000            8/15/2017             1,031,570
                                                                                                    -------------
                                                                                                        2,625,260
                                                                                                    -------------
INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL 3.1%
Herkimer County Industrial Development Agency,
Industrial Development Revenue Bonds, (Burrows Paper
Corporation Solid Waste Disposal Facility), Series
1993, Subject to AMT, 8.00% .........................        2,000,000            1/01/2009             2,183,880
                                                                                                    -------------
LEASE 12.0%
Lyons Community Health Initatives Corp., Facility
Revenue Bonds, Series 1994, 6.55% ...................          470,000            9/01/2009               511,416
New York State Thruway Authority, Service Contract
Revenue Bonds, 6.25% ................................        1,000,000            4/01/2014             1,085,590
Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series 1993 A, 5.50% ................................        2,500,000            5/15/2019             2,650,525
Lyons Community Health Initiatives Corp., (New York),
Facility Revenue Bonds, Series 1994, 6.80% ..........          940,000            9/01/2024             1,040,872
State of New York, Urban Development Corporation,
Correctional Capital Facilities, Series 6, FSA
Insured, 5.375% .....................................        2,000,000            1/01/2025             2,033,400
Oswego County Industrial Development Agency, (Oswego
New York), Civic Facility Revenue Bonds, Series
1997A, (FHA Insured Mortgage-Seneca Hill Manor Inc.
Project), 5.65% .....................................        1,000,000            8/01/2037             1,028,130
                                                                                                    -------------
                                                                                                        8,349,933
                                                                                                    -------------
LIFE CARE 3.7%
Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.70% ...............................        1,430,000            6/01/2011             1,529,285
Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.875% ..............................        1,000,000            6/01/2024             1,061,500
                                                                                                    -------------
                                                                                                        2,590,785
                                                                                                    -------------
MULTI-FAMILY HOUSING 1.5%
New York State Housing Finance Agency, Multi-Family
Housing Revenue Bonds, (Secured Mortgage Program),
1992 Series F, Subject to AMT, 6.625% ...............        1,000,000            8/15/2012             1,073,870
                                                                                                    -------------
POWER 6.8%
Power Authority of the State of
New York, General Purpose Bonds,
Series W, 6.50% .....................................        1,150,000            1/01/2008             1,330,803
Commonwealth of Puerto Rico, Electric Power
Authority, Power Revenue Bonds, Series DD, MBIA
Insured, 4.50% ......................................        1,000,000            7/01/2019               936,700
Virgin Islands Water and Power Authority, Electric
System Revenue and Refunding Bonds, Series 1998,
5.30% ...............................................          400,000            7/01/2021               394,764
Long Island Power Authority, (New York), Electric
System General Revenue Bonds, Series 1998A, 5.25% ...        2,075,000           12/01/2026             2,047,734
                                                                                                    -------------
                                                                                                        4,710,001
                                                                                                    -------------
PRE-REFUNDED BONDS 3.0%
City of New York, General Obligation Bonds, Fiscal
1995 Series F, Pre-Refunded to 2/15/2005 @ 101,
6.375% ..............................................           90,000            2/15/2006               101,318
Grand Central District Management Association, Inc.,
Grand Central Business Improvement District, Capital
Improvement Bonds, Series 1992, Pre-Refunded to
1/01/2002 @ 102, 6.50% ..............................        1,000,000            1/01/2010             1,095,600
Town of Clifton Park Water Authority, (New York),
Water System Revenue Bonds, 1991 Series A, FGIC
Insured, Pre-Refunded to 10/1/2001 @ 102, 6.375% ....          800,000           10/01/2026               884,512
                                                                                                    -------------
                                                                                                        2,081,430
                                                                                                    -------------
SINGLE-FAMILY HOUSING 5.5%
State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 45, 7.20% .....................        2,000,000           10/01/2017             2,203,080
State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 55, 5.95% .....................        1,550,000           10/01/2017             1,641,419
                                                                                                    -------------
                                                                                                        3,844,499
                                                                                                    -------------
STRUCTURED FINANCINGS 4.8%
Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ...............................        3,000,000           10/01/2011             3,355,890
                                                                                                    -------------
TOLL ROADS/TURNPIKE AUTHORITIES 9.4%
Triborough Bridge and Tunnel Authority, General
Purpose Revenue Bonds, Series 1994 A, 6.00% .........        2,500,000            1/01/2010             2,785,900
New York State Thruway Authority, Local Highway and
Bridge Service Contract Bonds, Series 1997, 5.00% ...        1,000,000            4/01/2017               968,010
Metropolitan Transportation Authority, (New York),
Dedicated Tax Fund Bonds, Series 1998A, FGIC Insured,
4.50% ...............................................        1,000,000            4/01/2018               918,810
Metropolitan Transportation Authority, (New York),
Commuter Facilities Revenue Bonds, Series 1998B, FGIC
Insured, 4.75% ......................................        2,000,000            7/01/2026             1,876,440
                                                                                                    -------------
                                                                                                        6,549,160
                                                                                                    -------------
WATER & SEWER 8.2%
City of Niagara Falls, Niagara County, New York,
Water Treatment Plant Bonds, 1994 (AMT), MBIA
Insured, 8.50% ......................................        1,000,000           11/01/2006             1,274,930
New York State Environmental Facilities Corporation,
State Water Pollution Control, Revolving Fund Revenue
Bonds, Series 1994 D, (Pooled Loan Issue), 6.70% ....        2,000,000           11/15/2009             2,286,500
Commonwealth of Puerto Rico, Aqueduct and Sewer
Authority, General Revenue Bonds, 6.25% .............        1,000,000            7/01/2012             1,143,160
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 1998
Series B, FGIC Insured, 5.125% ......................        1,000,000            6/15/2030               988,340
                                                                                                    -------------
                                                                                                        5,692,930
                                                                                                    -------------
Total Municipal Bonds (Cost $62,640,236) ..................................................            67,808,872
                                                                                                    -------------
SHORT-TERM OBLIGATIONS 4.1%
Delaware County, Pennsylvania, Industrial Development
Authority, Revenue Bonds, (United Parcel Service),
3.60% ...............................................          800,000           12/01/2015(+)            800,000
Dormitory Authority of the State of New York, Revenue
Bonds, St. Francis Center at the Knolls, 3.80% ......          770,000            7/01/2023(+)            770,000
New York State Energy Research and Development
Authority, Pollution Control Refunding Revenue Bonds
(New York State Electric & Gas Corporation Project),
1994 Series C, 3.65% ................................        1,300,000            6/01/2029(+)          1,300,000
                                                                                                    -------------
Total Short-Term Obligations (Cost $2,870,000) ............................................             2,870,000
                                                                                                    -------------
Total Investments (Cost $65,510,236) - 101.3% .............................................            70,678,872
Cash and Other Assets, Less Liabilities - (1.3%) ..........................................              (930,585)
                                                                                                    -------------
Net Assets - 100.0% .......................................................................         $  69,748,287
                                                                                                    =============

Federal Income Tax Information:

At June 30, 1998, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $65,510,236 was as follows:

Aggregate gross unrealized appreciation for all investments in which
  there is an excess of value over tax cost ...............................................         $  5,187,645

Aggregate gross unrealized depreciation for all investments in which
  there is an excess of tax cost over value ...............................................              (19,009)
                                                                                                    -------------
                                                                                                    $  5,168,636
                                                                                                    ============
----------------------------------------------------------------------------------------------------------------
(+) Interest rates on these obligations may reset daily.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $65,510,236) (Note 1) ............      $70,678,872
Cash .........................................................            2,370
Interest receivable ..........................................        1,184,832
Receivable for fund shares sold ..............................           63,851
Receivable for securities sold ...............................           30,000
Receivable from Distributor (Note 3) .........................            7,582
Other assets .................................................            6,076
                                                                    -----------
                                                                     71,973,583
LIABILITIES
Payable for securities purchased .............................        1,898,457
Dividends payable ............................................           63,333
Payable for fund shares redeemed .............................           50,009
Accrued transfer agent and shareholder services
  (Note 2) ...................................................           46,483
Accrued management fee (Note 2) ..............................           31,492
Accrued distribution and service fees (Note 5) ...............           19,599
Accrued trustees' fees (Note 2) ..............................           11,404
Other accrued expenses .......................................          104,519
                                                                    -----------
                                                                      2,225,296
                                                                    -----------
NET ASSETS                                                          $69,748,287
                                                                    ===========
Net Assets consist of:
  Undistributed net investment income ........................        $  86,704
  Unrealized appreciation of investments .....................        5,168,636
  Accumulated net realized gain ..............................          338,395
  Paid-in capital ............................................       64,154,552
                                                                    -----------
                                                                    $69,748,287
                                                                    ===========

Net Asset Value and redemption price per share of
  Class A shares ($21,108,293 / 2,488,462 shares) ............            $8.48
                                                                          =====

Maximum Offering Price per share of Class A shares
  ($8.48 / .955) .............................................            $8.88
                                                                          =====

Net Asset Value and offering price per share of
  Class B shares ($17,795,823 / 2,098,240 shares)* ...........            $8.48
                                                                          =====

Net Asset Value and offering price per share of
  Class C shares ($812,436 / 95,719 shares)* .................            $8.49
                                                                          =====

Net Asset Value, offering price and redemption price per
  share of Class S shares ($30,031,735 / 3,536,959 shares) ...            $8.49
                                                                          =====

-------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 1998 (Unaudited)

INVESTMENT INCOME
Interest ......................................................  $2,010,465
EXPENSES
Management fee (Note 2) .......................................     190,085
Transfer agent and shareholder services (Note 2) ..............      56,703
Custodian fee .................................................      50,092
Legal fees ....................................................      13,842
Reports to shareholders .......................................      12,025
Audit fee .....................................................      11,405
Trustees' fees (Note 2) .......................................       9,283
Registration fees .............................................       4,894
Service fee-Class A (Note 5) ..................................      25,286
Distribution and service fees-Class B (Note 5) ................      87,475
Distribution and service fees-Class C (Note 5) ................       4,042
                                                                 ----------
                                                                    465,132
Expenses borne by the Distributor (Note 3) ....................     (55,385)
                                                                 ----------
                                                                    409,747
                                                                 ----------
Net investment income .........................................   1,600,718
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 4) ..............     575,553
Net realized loss on futures contracts (Note 1) ...............    (104,172)
                                                                 ----------
  Total net realized gain .....................................     471,381
Net unrealized depreciation of investments ....................    (428,430)
                                                                 ----------
Net gain on investments and futures contracts .................      42,951
                                                                 ----------
Net increase in net assets resulting from operations ..........  $1,643,669
                                                                 ==========
The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                YEAR ENDED       JUNE 30, 1998
                                             DECEMBER 31, 1997    (UNAUDITED)
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................  $ 3,344,097        $ 1,600,718
Net realized gain on investments
  and futures contracts .....................      532,092            471,381
Net unrealized appreciation (depreciation)
  of investments ............................    2,315,876           (428,430)
                                               -----------        -----------
Net increase resulting from operations           6,192,065          1,643,669
                                               -----------        -----------
Dividends from net investment income:
  Class A ...................................     (937,424)          (480,752)
  Class B ...................................     (668,573)          (350,256)
  Class C ...................................      (28,327)           (16,150)
  Class S ...................................   (1,615,010)          (761,619)
                                               -----------        -----------
                                                (3,249,334)        (1,608,777)
                                               -----------        -----------
Net decrease from fund share
  transactions (Note 7) .....................   (3,890,647)          (470,303)
                                               -----------        -----------
Total decrease in net assets ................     (947,916)          (435,411)
NET ASSETS
Beginning of period .........................   71,131,614         70,183,698
                                               -----------        -----------
End of period (including undistributed net
  investment income of $94,763 and
  $86,704, respectively) ....................  $70,183,698        $69,748,287
                                               ===========        ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1998

NOTE 1
State Street Research New York Tax-Free Fund (the "Fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in July, 1989. The Trust consists presently of two separate funds: State Street Research New York Tax- Free Fund and State Street Research Tax-Exempt Fund.

The investment objective of the Fund is to seek a high level of interest income exempt from federal income taxes and New York State and New York City personal income taxes. To achieve its investment objective, the Fund intends to invest primarily in securities which are issued by or on behalf of New York State or its political subdivisions and by other governmental entities.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the Fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 1997, the Fund had a capital loss carryforward of $132,986 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2002.

F. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records realized gain or loss equal to the differences between the value of the contract at the time it was opened and the value at the time it was closed.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended June 30, 1998, there were no loaned securities.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1998, the fees pursuant to such agreement amounted to $190,085.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1998, the amount of such expenses was $11,693.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,283 during the six months ended June 30, 1998.

NOTE 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended June 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $55,385.

NOTE 4
For the six months ended June 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $12,981,227 and $16,987,235, respectively.

NOTE 5
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1998, fees pursuant to such plan amounted to $25,286, $87,475 and $4,042 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $9,754 and $65,964, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $62,240 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $29,475 on redemptions of Class B shares during the same period.

NOTE 6
Under normal circumstances at least 80% of the Fund's net assets will be invested in New York Municipal Obligations. New York State and New York City face potential economic problems due to various financial, social, economic and political factors which could seriously affect their ability to meet continuing obligations for principal and interest payments. Also, the Fund is able to invest up to 25% of total assets in a single industry. Accordingly, the Fund's investments may be subject to greater risk than those in a fund with more restrictive concentration limits.

NOTE 7
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 1998, the Distributor owned 59,032 Class C shares of the Fund.

Share transactions were as follows:

                                                                               SIX MONTHS ENDED
                                                 YEAR ENDED                      JUNE 30, 1998
                                              DECEMBER 31, 1997                   (UNAUDITED)
                                       -------------------------------  -------------------------------
CLASS A                                     SHARES         AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold .........................       582,598      $  4,780,960        346,243      $  2,930,109
Issued upon reinvestment of dividends        90,168           742,070         44,728           378,526
Shares repurchased ..................      (707,169)       (5,809,807)      (283,577)       (2,403,173)
                                           --------      ------------       --------      ------------
Net increase (decrease) .............       (34,403)     $   (286,777)       107,394      $    905,462
                                           ========      ============       ========      ============

CLASS B                                     SHARES         AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       368,649      $  3,022,966        251,730      $  2,131,154
Issued upon reinvestment of dividends        60,770           499,904         30,719           259,919
Shares repurchased ..................      (444,087)       (3,640,568)      (239,241)       (2,025,257)
                                           --------      ------------       --------      ------------
Net increase (decrease) .............       (14,668)     $   (117,698)        43,208      $    365,816
                                           ========      ============       ========      ============

CLASS C (FORMERLY CLASS D)                  SHARES         AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        21,486      $    177,283          3,724      $     31,741
Issued upon reinvestment of dividends           789             6,513            503             4,273
Shares repurchased ..................        (3,813)          (31,241)        (3,401)          (28,956)
                                           --------      ------------       --------      ------------
Net increase ........................        18,462      $    152,555            826      $      7,058
                                           ========      ============       ========      ============

CLASS S (FORMERLY CLASS C)                  SHARES         AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        30,543      $    251,985         49,534      $    420,639
Issued upon reinvestment of dividends       147,584         1,215,141         66,797           565,835
Shares repurchased ..................      (621,522)       (5,105,853)      (320,854)       (2,735,113)
                                           --------      ------------       --------      ------------
Net decrease ........................      (443,395)     $ (3,638,727)      (204,523)     $ (1,748,639)
                                           ========      ============       ========      ============

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                    CLASS A
                                               ------------------------------------------------------------------------------------
                                                               YEARS ENDED DECEMBER 31                            SIX MONTHS ENDED
                                               -----------------------------------------------------------------   JUNE 30, 1998
                                                    1993(1)       1994          1995          1996          1997     (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             8.20          8.43          7.53          8.23          8.13          8.48
                                                   ------        ------        ------        ------        ------        ------
  Net investment income ($)*                         0.22          0.40          0.40          0.38          0.39          0.20
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)         0.25         (0.90)         0.71         (0.09)         0.35          0.00
                                                   ------        ------        ------        ------        ------        ------
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.47         (0.50)         1.11          0.29          0.74          0.20
                                                   ------        ------        ------        ------        ------        ------
  Dividends from net investment income ($)          (0.22)        (0.39)        (0.41)        (0.39)        (0.39)        (0.20)
  Distributions from net realized gains ($)         (0.02)        (0.01)         --            --            --            --
                                                   ------        ------        ------        ------        ------        ------
TOTAL DISTRIBUTIONS ($)                             (0.24)        (0.40)        (0.41)        (0.39)        (0.39)        (0.20)
                                                   ------        ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD($)                    8.43          7.53          8.23          8.13          8.48          8.48
                                                   ======        ======        ======        ======        ======        ======
Total return(2) (%)                                  5.79(3)      (6.04)        15.11          3.68          9.22          2.50(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)          15,175        18,214        20,043        19,636        20,193        21,108
Ratio of operating expenses to
   average net assets (%)*                           1.10(4)       1.10          1.10          1.10          1.10          1.10(4)
Ratio of net investment income to
   average net assets (%)*                           4.68(4)       5.07          5.07          4.76          4.88          4.72(4)
Portfolio turnover rate (%)                         33.11         64.80        109.74         89.14         50.92         18.73
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)            0.01          0.03          0.02          0.01          0.01          0.01

                                                                                       CLASS B
                                               ------------------------------------------------------------------------------------
                                                               YEARS ENDED DECEMBER 31                            SIX MONTHS ENDED
                                               -----------------------------------------------------------------   JUNE 30, 1998
                                                    1993(1)       1994          1995          1996          1997     (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             8.20          8.43          7.53          8.23          8.13          8.48
                                                   ------        ------        ------        ------        ------        ------
  Net investment income ($)*                         0.19          0.34          0.34          0.32          0.33          0.17
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)         0.25         (0.90)         0.71         (0.09)         0.35          0.00
                                                   ------        ------        ------        ------        ------        ------
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.44         (0.56)         1.05          0.23          0.68          0.17
                                                   ------        ------        ------        ------        ------        ------
  Dividends from net investment income ($)          (0.19)        (0.33)        (0.35)        (0.33)        (0.33)        (0.17)
  Distributions from net realized gains ($)         (0.02)        (0.01)         --            --            --            --
                                                   ------        ------        ------        ------        ------        ------
TOTAL DISTRIBUTIONS ($)                             (0.21)        (0.34)        (0.35)        (0.33)        (0.33)        (0.17)
                                                   ------        ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD($)                    8.43          7.53          8.23          8.13          8.48          8.48
                                                   ======        ======        ======        ======        ======        ======
Total return(2) (%)                                  5.35(3)      (6.74)        14.26          2.91          8.41          2.12(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)           7,567        12,131        15,084        19,824        17,426        17,796
Ratio of operating expenses to
  average net assets (%)*                            1.85(4)       1.85          1.85          1.85          1.85          1.85(4)
Ratio of net investment income
  to average net assets (%)*                         3.93(4)       4.34          4.32          4.01          4.12          3.97(4)
Portfolio turnover rate (%)                         33.11         64.80        109.74         89.14         50.92         18.73
*Reflects voluntary reduction of expenses
   per share of these amounts (Note 3) ($)           0.01          0.03          0.02          0.01          0.01          0.01

-----------------------------------------------------------------------------------------------------------------------------------
(1) June 7, 1993 (commencement of share class designations) to December 31, 1993.
(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                             CLASS C (FORMERLY CLASS D)
                                               ------------------------------------------------------------------------------------
                                                               YEARS ENDED DECEMBER 31                            SIX MONTHS ENDED
                                               -----------------------------------------------------------------   JUNE 30, 1998
                                                    1993(1)       1994          1995          1996          1997     (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             8.20          8.44          7.53          8.23          8.13          8.49
                                                   ------        ------        ------        ------        ------        ------
  Net investment income ($)*                         0.19          0.34          0.35          0.32          0.34          0.16
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)         0.25         (0.91)         0.70         (0.09)         0.35          0.01
                                                   ------        ------        ------        ------        ------        ------
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.44         (0.57)         1.05          0.23          0.69          0.17
                                                   ------        ------        ------        ------        ------        ------
  Dividends from net investment income ($)          (0.18)        (0.33)        (0.35)        (0.33)        (0.33)        (0.17)
  Distributions from net realized gains ($)         (0.02)        (0.01)         --            --            --            --
                                                   ------        ------        ------        ------        ------        ------
TOTAL DISTRIBUTIONS ($)                             (0.20)        (0.34)        (0.35)        (0.33)        (0.33)        (0.17)
                                                   ------        ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ($)                   8.44          7.53          8.23          8.13          8.49          8.49
                                                   ======        ======        ======        ======        ======        ======
Total return(2) (%)                                  5.46(3)      (6.86)        14.25          2.90          8.53          2.12(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)             821           774           651           622           805           812
Ratio of operating expenses to average
  net assets (%)*                                    1.85(4)       1.85          1.85          1.85          1.85          1.85(4)
Ratio of net investment income to average
  net assets (%)*                                    3.94(4)       4.31          4.35          4.03          4.11          3.94(4)
Portfolio turnover rate (%)                         33.11         64.80        109.74         89.14         50.92         18.73

*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)            0.01          0.03          0.02          0.01          0.01          0.01

                                                                               CLASS S (FORMERLY CLASS C)
                                               ------------------------------------------------------------------------------------
                                                               YEARS ENDED DECEMBER 31                            SIX MONTHS ENDED
                                               -----------------------------------------------------------------   JUNE 30, 1998
                                                    1993          1994          1995          1996          1997     (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             7.84          8.44          7.54          8.24          8.14          8.49
                                                   ------        ------        ------        ------        ------        ------
  Net investment income ($)*                         0.42          0.42          0.42          0.40          0.43          0.21
  Net realized and unrealized gain (loss)
   on investments and futures contracts ($)          0.62         (0.90)         0.71         (0.09)         0.33          0.00
                                                   ------        ------        ------        ------        ------        ------
TOTAL FROM INVESTMENT OPERATIONS ($)                 1.04         (0.48)         1.13          0.31          0.76          0.21
                                                   ------        ------        ------        ------        ------        ------
  Dividends from net investment income ($)          (0.42)        (0.41)        (0.43)        (0.41)        (0.41)        (0.21)
  Distributions from net realized gains ($)         (0.02)        (0.01)         --            --            --            --
                                                   ------        ------        ------        ------        ------        ------
TOTAL DISTRIBUTIONS ($)                             (0.44)        (0.42)        (0.43)        (0.41)        (0.41)        (0.21)
                                                   ------        ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ($)                   8.44          7.54          8.24          8.14          8.49          8.49
                                                   ======        ======        ======        ======        ======        ======
Total return(2) (%)                                 13.46         (5.79)        15.37          3.93          9.48          2.63(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)          56,515        40,750        38,757        34,050        31,759        30,032
Ratio of operating expenses to average
  net assets (%)*                                    0.85          0.85          0.85          0.85          0.85          0.85(4)
Ratio of net investment income to average
  net assets (%)*                                    5.10          5.29          5.33          5.01          5.13          4.97(4)
Portfolio turnover rate (%)                         33.11         64.80        109.74         89.14         50.92         18.73
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)            0.01          0.03          0.02          0.01          0.01          0.01

-----------------------------------------------------------------------------------------------------------------------------------
(1) June 7, 1993 (commencement of share class designations) to December 31, 1993.
(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
--------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
NEW YORK TAX-FREE FUND                     Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  Management Company
State Street Research &                    Vice President
Management Company                                                                STEVE A. GARBAN
One Financial Center                       JOHN H. KALLIS                         Retired; formerly Senior Vice
Boston, MA 02111                           Vice President                         President for Finance and
                                                                                  Operations and Treasurer, The
DISTRIBUTOR                                THOMAS A. SHIVELY                      Pennsylvania State University
State Street Research                      Vice President
Investment Services, Inc.                                                         MALCOLM T. HOPKINS
One Financial Center                       GERARD P. MAUS                         Former Vice Chairman of the
Boston, MA 02111                           Treasurer                              Board and Chief Financial
                                                                                  Officer, St. Regis Corp.
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN
State Street Research                      Assistant Treasurer                    EDWARD M. LAMONT
Service Center                                                                    Formerly in banking
P.O. Box 8408                              DOUGLAS A. ROMICH                      (with an affiliate of
Boston, MA 02266-8408                      Assistant Treasurer                    J.P. Morgan & Co. in New York);
1-800-562-0032                                                                    presently engaged in private
                                           FRANCIS J. MCNAMARA, III               investments and civic affairs
CUSTODIAN                                  Secretary and General Counsel
State Street Bank and                                                             ROBERT A. LAWRENCE
Trust Company                              DARMAN A. WING                         Formerly Partner, Saltonstall & Co.
225 Franklin Street                        Assistant Secretary and
Boston, MA 02110                           Assistant General Counsel              DEAN O. MORTON
                                                                                  Retired; formerly Executive
LEGAL COUNSEL                              AMY L. SIMMONS                         Vice President, Chief
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Operating Officer and Director,
Exchange Place                                                                    Hewlett-Packard Company
Boston, MA 02109
                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH NEW YORK TAX-FREE FUND                  ----------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                Permit #6
                                                               Hartford, CT
                                                            ----------------


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Growth Fund prospectus. When used after September 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: 5190-980818(exp0999)SSR-LD                        NYTF-213F-0898